Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Changes in Intangible Assets

Changes in intangible assets
	Goodwill		Software		Other		Total
	2017	2016	2017	2016	2017	2016	2017	2016
Opening balance	903	985	571	567	10	15	1,484	1,567
Additions			72	93			72	93
Capitalised expenses			192	195			192	195
Amortisation			–173	–182	–6	–5	–179	–187
Impairments			–30	–45			–30	–45
Exchange rate differences	–87	–82		–1			–87	–83
Disposals			–9	–9			–9	–9
Changes in the composition of the group and other changes			25	–47	1		26	–47

Closing balance	816	903	648	571	5	10	1,469	1,484
Gross carrying amount as at 31 December	816	903	1,902	1,756	30	29	2,748	2,688
Accumulated amortisation as at 31 December			–1,225	–1,147	–23	–17	–1,248	–1,164
Accumulated impairments as at 31 December			–29	–38	–2	–2	–31	–40

Net carrying value as at 31 December	816	903	648	571	5	10	1,469	1,484

Schedule of Goodwill Allocation to Group of CGUs
Goodwill allocation to group of CGUs
	Method used for recoverable amount	Discount rate	Long term growth rate	Goodwill	Goodwill

Group of CGU’s				2017	2016
Retail Belgium	Values in use	8.95%	1.30%	50	50
Retail Germany	Values in use	8.10%	1.30%	349	349
Retail Growth Markets1,	Fair value less cost of disposal	–	–	307	375
Wholesale Banking[1]	Values in use	9.54%	2.12%	110	129

				816	903

1	Goodwill related to Growth Countries is allocated across two groups of CGUs EUR 307 million to Retail Growth Markets and EUR 90 million to Wholesale Banking (2016: EUR 375 million to Retail Growth Markets and EUR 109 million to Wholesale Banking). The fair value less cost of disposal is based on Level 1 and Level 2 inputs.